Exhibit 99
CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DATES

Collection Period	Nov-07
Determination Date	12/10/2007
Distribution / Payment Date	12/17/2007

SUMMARY

			Beginning
	Coupon Rate	Initial Balance	Balance	Ending Balance

Series 2007-SN1 Lease Assets (Total Pool Balance)		3,017,451,832.10	2,589,117,843.40	2,525,351,085.77
Aggregate ABS Value of the Series 2007-SN1 Lease Assets		2,500,008,486.50	2,221,812,854.40	2,178,234,916.54
COLT 2007-SN1 Secured Notes	6.050%	2,325,007,063.65	1,992,477,764.28	1,945,891,364.24

Discount Rate	10.000%
LIBOR	4.6519%

			Beginning		Ending
	Coupon Rate	Initial Balance	Balance	Ending Balance	Pool Factor

CARAT Class A-1a	5.366%	315,000,000.00	62,598,242.65	27,237,481.17	0.0864682
CARAT Class A-1b	One-Month LIBOR + 0.000%	100,000,000.00	19,872,457.98	8,646,819.42	0.0864682
CARAT Class A-2a	5.400%	175,000,000.00	175,000,000.00	175,000,000.00	1.0000000
CARAT Class A-2b	One-Month LIBOR + 0.030%	480,000,000.00	480,000,000.00	480,000,000.00	1.0000000
CARAT Class A-3a	5.380%	140,000,000.00	140,000,000.00	140,000,000.00	1.0000000
CARAT Class A-3b	One-month LIBOR + 0.060%	520,000,000.00	520,000,000.00	520,000,000.00	1.0000000
CARAT Class A-4	One-Month LIBOR + 0.100%	405,007,000.00	405,007,000.00	405,007,000.00	1.0000000
CARAT Class B	5.520%	56,250,000.00	56,250,000.00	56,250,000.00	1.0000000
CARAT Class C	5.730%	55,000,000.00	55,000,000.00	55,000,000.00	1.0000000
CARAT Class D	6.050%	60,000,000.00	60,000,000.00	60,000,000.00	1.0000000

CARAT 2007-SN1		2,306,257,000.00	1,973,727,700.63	1,927,141,300.59	0.8356143
CARAT Certificates		18,750,063.65	18,750,063.65	18,750,063.65	1.0000000
COLT Over collateralization		175,001,422.85	229,335,090.12	232,343,552.30	1.3276666

Total		2,500,008,486.50	2,221,812,854.40	2,178,234,916.54	0.8712910

			Principal per	Interest per
	Principal	Interest	$1000	$1000
	Payment Due	Payment Due	Face Amount	Face Amount

CARAT Class A-1a	35,360,761.48	298,579.71	112.2563856	0.9478721
CARAT Class A-1b	11,225,638.56	82,172.70	112.2563856	0.8217270
CARAT Class A-2a	—	787,500.00	0.0000000	4.5000000
CARAT Class A-2b	—	1,997,602.13	0.0000000	4.1616711
CARAT Class A-3a	—	627,666.67	0.0000000	4.4833333
CARAT Class A-3b	—	2,177,935.64	0.0000000	4.1883378
CARAT Class A-4	—	1,710,706.37	0.0000000	4.2238933
CARAT Class B	—	258,750.00	0.0000000	4.6000000
CARAT Class C	—	262,625.00	0.0000000	4.7750000
CARAT Class D	—	302,500.00	0.0000000	5.0416667

Total	46,586,400.04	8,506,038.22	20.2000037	3.6882439

COLT 2007-SN1 Secured Notes	46,586,400.04	10,045,408.73	20.0371004	4.3205928

COLT
I. COLLECTIONS

Actual Lease Payments Received					42,232,602.49
Repurchased Contracts — Administrative					384,198.23
Repurchased Contracts — Warranty					—
Sale Proceeds — Early Terminations (Defaults)					3,776,578.14
Pull Ahead Payments — Actual					—
Sale Proceeds — Scheduled Terminations					12,379,155.67
Excess Wear and Excess Mileage Received					41,660.98
Other Recoveries Received					259,558.66
Payment Advance for Current Period					3,484,543.80
Residual Advance for Current Period					—
Pull Ahead Payment Advance					156,967.50
Prior Period Payment Ahead Applied to Current Period					1,155,182.91
COLT 2007-SN1 Reserve Account Draw					—

Total Collections					63,870,448.38

II. DISTRIBUTIONS

Total Collections					63,870,448.38
Less: Reimbursement of Payment Advance					2,550,255.12
Less: Reimbursement of Residual Advance					42,047.70
Less: Reimbursement of Pull Ahead Payment Advance					—
Less: Current Period Payment Ahead Received					943,315.37
Less: Basic COLT Servicing Fee					1,851,510.71
Less: Secured Note Interest Distributable Amount					10,045,408.73
Less: Secured Note Principal Distributable Amount					46,586,400.04
Less: COLT 2007-SN1 Reserve Account Deposit					—
Less: Excess to CARAT Following a CARAT Indenture Event of Default					—
Less: COLT Additional Servicing Fee					1,851,510.71

Excess to be Released to COLT, LLC					—

Memo: Excess Incl. Reimbursement of Advances Released to COLT, LLC					2,592,302.82

CARRYOVER SHORTFALL		per $1000

Secured Note Principal Carryover Shortfall	—	—
Secured Note Interest Carryover Shortfall	—	—

	—	—

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

CARAT

I. COLLECTIONS
Secured Note Interest Distributable Amount	10,045,408.73
Secured Note Principal Distributable Amount	46,586,400.04
Excess from COLT Following a CARAT Indenture Event of Default	—
CARAT Reserve Account Draw	—

Total Collections	56,631,808.77

II. DISTRIBUTIONS
Total Collections	56,631,808.77
Plus: Net Amount Due From Swap Counterparty	—
Less: CARAT Servicing Fee	16,603.98
Less: Net Amount Due to Swap Counterparty	822,531.56
Less: Note holders’ Interest Distributable Amount	8,506,038.22
Less: Swap Termination Payment	—
Less: Note holders’ Principal Distributable Amount	46,586,400.04
Less: CARAT Reserve Account Deposit	—
Less: Swap Termination Payment (to extent not paid above)	—
Less: Certificate holders’ Principal Distributable Amount	—

Excess to the Reserve Account (to be released to CARI)	700,234.97

RECONCILIATION OF ADVANCES AND PAYMENT AHEAD ACCOUNT

Beginning Balance of Payment Advance	9,889,144.62
Less: Reimbursement of Outstanding Payment Advance	2,550,255.12
Plus: Current Period Payment Advances	3,484,543.80

Ending Balance of Payment Advance	10,823,433.30

Beginning Balance of Residual Advance	49,746.93
Less: Reimbursement of Outstanding Residual Advance	42,047.70
Plus: Current Period Residual Advances	—

Ending Balance of Residual Advance	7,699.23

Beginning Balance of Pull Ahead Payment Advance	883,413.34
Less: Reimbursement of Outstanding Pull Ahead Payment Advance
Plus: Current Period Pull Ahead Payment Advances	156,967.50

Ending Balance of Pull Ahead Payment Advance	1,040,380.84

Beginning Balance of Payment Ahead Account	3,666,874.70
Less: Prior Period Payment Ahead Applied to Current Period	1,155,182.91
Plus: Current Period Payment Ahead Received	943,315.37

Ending Balance of Payment Ahead Account	3,455,007.16

COLT 2007-SN1 RESERVE ACCOUNT

Initial Reserve Account Balance	18,750,063.65
Reserve Account Required Amount	18,750,063.65
Beginning Reserve Account Balance	18,750,063.65
Plus: Excess Available	—
Less: Reserve Account Draw Amount to Note holders	—
Less: Reserve Account Draw Amount to Certificate holders	—
Less: Excess Reserve Account Funds to COLT, LLC	—

Ending COLT 2007-SN1 Reserve Account Balance	18,750,063.65

CAPITAL AUTO RECEIVABLES ASSET TRUST 2007-SN1
MONTHLY SERVICING REPORT

DELINQUENCIES

	# of
	Contracts	Amount

31-60 Days Delinquent	2,203	47,443,644.99
61-90 Days Delinquent	311	7,284,116.05
Over 90 Days Delinquent	74	1,841,802.91

Total	2,588	56,569,563.95

NET LOSSES ON EARLY TERM DEFAULTS

Aggregate ABS Value of Early Term Defaults		4,979,717.08
Less: Aggregate Sales Proceeds		3,776,578.14
Less: Excess Wear and Excess Mileage Received		—
Less: Other Recoveries		84,412.41

Current Period Net Losses on Early Term Defaults		1,118,726.53

Beginning Cumulative Net Losses on Early Term Defaults		3,656,971.80
Current Period Net Losses		1,118,726.53

Ending Cumulative Net Losses on Early Term Defaults		4,775,698.33

NET LOSSES/(GAINS) ON RETURNED VEHICLES SOLD BY GMAC

Aggregate ABS Value of Returned Vehicles Sold by GMAC		12,199,585.05
Add: Reimbursement of Outstanding Residual Advance		42,047.70
Less: Aggregate Sales Proceeds		12,379,155.67
Less: Pull Ahead Payments		—
Less: Excess Wear and Excess Mileage Received		41,660.98
Less: Other Recoveries		175,146.25

Current Period Net Losses/(Gains) on Returned Vehicles Sold by GMAC		(354,330.15)

Beginning Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC		(5,966,176.06)
Current Period Net Losses/(Gains)		(354,330.15)

Ending Cumulative Net Losses/(Gains) on Returned Vehicles Sold by GMAC		(6,320,506.21)

POOL STATISTICS

	Initial	Beginning of the Period	End of the Period

Number of Contracts	109,148	104,447	103,575
Discount Rate	10.000%	10.000%	10.000%
Weighted Average Coupon	5.822%	5.828%	5.829%
Weighted Average Original Term	38.29	38.19	38.18
Weighted Average Remaining Term	32.28	25.48	24.53

Number of Units Terminated during the Month
Scheduled Terminated			551
Pull Ahead			85
Early Terminations Not Pull Ahead Not Default			17
Early Terminations Default			219

Total Number of Units Terminated during the Month			872

Note: In November there were 102 Units Pulled Ahead and awaiting disposition. As such the ABS Value of these units have been reduced to the Base Residual Value.
Prepayment Rate

Month	Prepayment Rate
1	0.35
2	0.37
3	0.45
4	0.49
5	0.48
6	0.70
7	0.56
This Servicer Certificate relates only to CARAT 2007-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-SN1 will perform in the future.